Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,653,883.29

Principal:
Principal Collections	$16,694,638.71
Prepayments in Full	$9,665,904.94
Liquidation Proceeds	$195,163.79
Recoveries	$28,518.70
Sub Total	$26,584,226.14
Collections	$28,238,109.43

Purchase Amounts:
Purchase Amounts Related to Principal	$403,680.85
Purchase Amounts Related to Interest	$2,318.97
Sub Total	$405,999.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,644,109.25

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	26
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,644,109.25
Servicing Fee	$413,753.47	$413,753.47	$0.00	$0.00	$28,230,355.78
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,230,355.78
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$28,230,355.78
Interest - Class A-3 Notes	$148,251.68	$148,251.68	$0.00	$0.00	$28,082,104.10
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$27,980,169.10
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,980,169.10
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$27,923,561.27
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,923,561.27
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$27,881,406.94
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,881,406.94
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$27,824,547.61
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,824,547.61
Regular Principal Payment	$26,240,338.03	$26,240,338.03	$0.00	$0.00	$1,584,209.58
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,584,209.58
Residual Released to Depositor	$0.00	$1,584,209.58	$0.00	$0.00	$0.00
Total		$28,644,109.25

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$26,240,338.03
Total					$26,240,338.03
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,240,338.03	$55.64	$148,251.68	$0.31	$26,388,589.71	$55.95
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$26,240,338.03	$17.50	$405,808.17	$0.27	$26,646,146.20	$17.77

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$265,525,402.01	0.5630310	$239,285,063.98	0.5073899
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$478,655,402.01	0.3191611	$452,415,063.98	0.3016643

Pool Information
Weighted Average APR	3.990%	3.989%
Weighted Average Remaining Term	34.19	33.38
Number of Receivables Outstanding	35,202	34,243
Pool Balance	$496,504,165.88	$469,198,422.12
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$478,655,402.01	$452,415,063.98
Pool Factor	0.3251503	0.3072683

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,634,995.65
Yield Supplement Overcollateralization Amount	$16,783,358.14
Targeted Overcollateralization Amount	$16,783,358.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$16,783,358.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		102	$346,355.47
(Recoveries)		96	$28,518.70
Net Loss for Current Collection Period			$317,836.77
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7682%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.4916%
Second Preceding Collection Period			0.5375%
Preceding Collection Period			0.5277%
Current Collection Period			0.7899%
Four Month Average (Current and Preceding Three Collection Periods)			0.5867%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,507	$7,510,841.17
(Cumulative Recoveries)			$719,164.79
Cumulative Net Loss for All Collection Periods			$6,791,676.38
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4448%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,141.67
Average Net Loss for Receivables that have experienced a Realized Loss			$1,936.61

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.08%	558	$9,779,655.45
61-90 Days Delinquent	0.21%	56	$1,006,037.96
91-120 Days Delinquent	0.06%	14	$270,904.12
Over 120 Days Delinquent	0.17%	37	$806,040.49
Total Delinquent Receivables	2.53%	665	$11,862,638.02

Repossession Inventory:
Repossessed in the Current Collection Period		19	$401,862.56
Total Repossessed Inventory		30	$698,768.98

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2524%
Preceding Collection Period			0.3125%
Current Collection Period			0.3125%
Three Month Average			0.2925%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	26

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer